Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Minimum Lease Payments for Capital and Operating Leases

The Company leases facilities for office space under noncancelable operating leases for its U.S. and international locations and has entered into capital lease arrangements to obtain property and equipment for its operations. In addition, the Company leases space from third party datacenter hosting facilities under co-location agreements to support its cloud infrastructure. As of December 31, 2013, noncancelable leases expire on various dates between 2014 and 2017 and require the following future minimum lease payments by year (in thousands):

	Capital Leases	Operating Leases
Year ending December 31:
2014	$388	$2,724
2015	258	2,563
2016	—	1,311
2017	—	435
Total future minimum lease payments	646	$7,033
Less: amount representing interest	(52)
Total capital lease obligation	594
Less: Current portion of capital lease obligation	(347)
Capital lease obligation	$247

Property and Equipment Recorded Under Capital Leases

Property and equipment recorded under capital leases consisted of the following (in thousands):

	December 31,
	2013	2012
Total assets acquired under capital lease	$2,317	$2,317
Less: accumulated amortization	(1,693)	(1,029)
Leased property and equipment, net	$624	$1,288